Retirement Plans - Narrative (Detail)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) Pension_Plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation							$ 358,000,000
Reduction in net benefit plan asset	$ 7,000,000
Net pension and postretirement income			$ 28,000,000			$ 22,000,000
Threshold for recognition in net periodic benefit costs, percentage of projected benefit obligation or fair value of plan assets				10.00%
Defined contribution plan employer matching contribution pre tax amount per employee				$ 0.50
Defined contribution plan, maximum percentage of participation pay				3.00%
Courier Corporation
Defined Benefit Plan Disclosure [Line Items]
Multiemployer pension plan company's contributions percentage				85.00%
Number of multiemployer pension plans | Pension_Plan				2
Return Seeking Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage for qualified plan				55.00%
Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage for qualified plan				45.00%
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans, accumulated benefit obligation				$ 2,572,000,000	$ 2,439,000,000
Non-Qualified and International Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans, accumulated benefit obligation				94,000,000	90,000,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension plan contributions for current year				6,000,000
Pension Plan | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation				2,572,000,000	2,439,000,000	168,000,000
Reduction in net benefit plan asset				6,000,000	0
Pension plan expected required contributions in 2018				0
Pension Plan | Non-Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Pension plan expected required contributions in 2018				6,000,000
Pension Plan | Non-Qualified and International Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit Plan obligation				95,000,000	92,000,000	$ 220,000,000
Reduction in net benefit plan asset				$ 0	$ 0
Selling, General and Administrative Expenses
Defined Benefit Plan Disclosure [Line Items]
Pension non-cash settlement expense		$ 1,000,000